Loans Receivable From Independent Contractors (Tables)	12 Months Ended
Dec. 31, 2011
Loans Receivable From Independent Contractors [Abstract]
Schedule Of Independent Contractors

	For the Years Ended December 31,
	2011	2010	2009
Revenues	$ 26,711	$ 22,943	$ 21,620
Pretax profits	13,320	10,695	9,466